     As filed with the Securities and Exchange Commission on July 21, 1999


                                   Securities Act Registration No. 33-__________
                          Investment Company Act Registration No. 811-__________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ O ]

                        Pre-Effective Amendment No. ______        [   ]

                        Post-Effective Amendment No._______       [   ]


                                     and/or


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ O ]

                              Amendment No. ______

                                 AB FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                        207 E. BUFFALO STREET, SUITE 400
                           MILWAUKEE, WISCONSIN 53202
                    (Address of Principal Executive Offices)

     Registrant's Telephone Number, including Area Code:  (414) 271-5885

                            BARBARA A. NUGENT, ESQ.
                     STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                     PHILADELPHIA, PENNSYLVANIA 19103-7098
                    (Name and Address of Agent for Service)

                                    Copy to:
                                RANDY M. PAVLICK
                        207 E. BUFFALO STREET, SUITE 400
                           MILWAUKEE, WISCONSIN 53202

      APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO THE PUBLIC: As soon as practicable after this Registration Statement becomes effective.

================================================================================
THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                                 AB FUNDS TRUST







                                   PROSPECTUS

                               September 30, 1999





















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS



FUND OVERVIEW ................................................

   AB Select Fund ............................................

   AB Balanced Fund ..........................................

FUND PERFORMANCE .............................................

FUND FEES AND EXPENSES .......................................

OTHER INVESTMENT PRACTICES AND RISKS .........................

MANAGEMENT ...................................................

   Investment Adviser ........................................

   Portfolio Manager .........................................

BUYING, SELLING AND EXCHANGING SHARES ........................

   Before You Invest .........................................

   Purchasing Shares .........................................

   Selling Shares ............................................

   Exchanging Shares .........................................

   Making Changes to Your Account ............................

SPECIAL FEATURES AND SERVICES ................................

OTHER SHAREHOLDER INFORMATION ................................

DIVIDENDS, DISTRIBUTIONS AND TAXES ...........................

                                 FUND OVERVIEW

AB SELECT FUND

INVESTMENT GOAL
The Fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in the common stocks of established companies that the portfolio manager believes have superior potential for earnings growth. The Fund's portfolio will typically consist of a core of 20-30 common stocks. The portfolio manager may purchase common stocks of companies of all sizes.

In selecting stocks, the portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price. In addition, the portfolio manager looks for companies with conservatively financed balance sheets, strong, capable management teams and clearly defined growth strategies. Target companies will have a catalyst for positive earnings developments such as evolving product cycles, special situations or changing economic conditions. From time to time, the Fund may take substantial positions in convertible securities, preferred stocks, government securities or other short-term investments.

The Fund's portfolio manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The portfolio manager may often sell portfolio stocks quickly to respond to short-term market price movements, and expects to actively trade the portfolio in pursuit of the Fund's investment goal. Due to this and the Fund's relatively small number of holdings, the Fund's annual portfolio turnover rate will be higher than that of many other mutual funds.

PRINCIPAL RISKS OF INVESTING
There are two basic risks for all mutual funds that invest in stocks - management risk and market risk. Management risk means that the portfolio manager's stock selections and other investment decisions may produce losses or may not achieve the Fund's investment objectives. Market risk means that the price of common stocks may move up or down in response to many factors. As a result of these two risks, the price of the Fund's investments may go up or down and you could lose money on your investment.

The Select Fund is a non-diversified portfolio, which means that it can invest in the securities of fewer issuers than diversified portfolios at any one time. As a result, the gains or losses on a single stock will have a greater impact on the Fund's share price. In addition, the portfolio manager may often focus the Fund's investments in a small number of business sectors. Because of these factors, the Fund's share price may fluctuate more than most equity funds and the market in general.

Finally, the portfolio manager may engage in a high level of trading in seeking to achieve the Fund's investment objective. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

For a more detailed discussion of these principal investment risks, as well as additional risks that apply to the Fund, please see "Other Investment Practices and Risks," on page ____.


AB BALANCED FUND

INVESTMENT GOALS
The Fund's investment goals are capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in a diverse group of domestic equity and fixed income securities. The portfolio manager allocates the Fund's assets between equity and fixed-income securities based upon its assessment of available investment opportunities and relevant market, economic and financial factors.

Normally, the portfolio manager's selection will emphasize equity securities over fixed income securities. The portfolio manager expects that the Fund's position in equity securities will range from 45% to 65% of the Fund's total assets. However, it is the Fund's policy to invest at least 25% of its total assets in fixed-income securities and at least 25% in equity securities.

Equity securities: In selecting individual equity securities, the portfolio manager looks for common stock of domestic companies that it considers to be reasonably priced, with strong, consistent and predictable earnings growth rates, strong management, conservatively financed balance sheets and competitive products or services. Typically, the companies in which the Fund invests have mid-sized to large market capitalizations.

Fixed Income Securities: The Fund may invest in a variety of income-producing securities, such as short- to long-term corporate and government debt securities, convertible securities, preferred stocks and mortgage- and asset-backed securities. Except for convertible securities, the Fund will only purchase fixed income securities that are investment grade. A fixed-income security is considered investment grade if it has been rated in the top four categories by at least one rating agency or, if unrated, is deemed by the portfolio manager to be of comparable quality. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (i.e., junk bonds).

The Fund's portfolio manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's portfolio manager may actively trade the equity portion of the portfolio in pursuit of the Fund's investment goal. When this occurs, the annual portfolio turnover rate may be higher than that of other comparable funds.

PRINCIPAL RISKS OF INVESTING
There are two basic risks for all mutual funds that invest in stocks - management risk and market risk. Management risk means that the portfolio manager's stock selections and other investment decisions may produce losses or may not achieve the Fund's investment objectives. Market risk means that the price of common stocks may move up or down in response to many factors. Fixed-income securities in which the Fund invests are also subject to credit risk and interest rate risk. As a result of these risks, the price of the Fund's investments may go down and you could lose money on your investment.
The Fund may be riskier than other balanced funds that invest more heavily in fixed-income securities.

In addition, the Fund may invest in certain securities with unique risks, such as mortgage- and asset-backed securities. Investment grade securities rated in the lowest investment grade category (i.e., BBB/Baa) have speculative characteristics. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade. Investments in securities that are not investment grade carry greater risks than investments in investment grade securities. In particular, issuers of lower rated bonds are less financially secure and are more likely to be hurt by interest rate movements. When interest rates are low, the Fund's income distributions to you may be reduced or eliminated.

For a more detailed discussion of these principal investment risks, as well as additional risks that apply to the Fund, please see "Other Investment Practices and Risks," on page ____.


                                FUND PERFORMANCE

The Funds had not commenced operations as of the date of this prospectus and, therefore, have no performance information to report. Information on each Fund's performance will be included in future amendments to this prospectus and in periodic reports to shareholders.

For the performance information of a comparable mutual fund for which the Funds' portfolio manager previously acted as portfolio manager, please refer to "Management" on page _____.


                             FUND FEES AND EXPENSES

Fees and expenses are one important consideration in choosing a mutual fund. As an investor, you indirectly pay a share of a Fund's operating expenses. There are no sales loads or exchange fees associated with an investment in the Funds.

Annual fund operating expenses are the expenses that a mutual fund pays to conduct its business, such as investment advisory fees, transfer agent fees, administration fees, accounting and legal fees, and other fund expenses.
Annual fund operating expenses are deducted from a Fund's assets, and therefore reduce its total return. As a shareholder, you pay for these expenses indirectly. A Fund's operating expenses will vary from year to year.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


ANNUAL FUND OPERATING EXPENSES (A)             SELECT FUND  BALANCED FUND
(expenses deducted directly from fund assets)
Management fee                                 1.0 %        0.75%
Distribution and Service (12b-1) fee (b)       0.25%        0.25%
Other expenses                                 0.94%        0.94%
Total Annual Fund Operating Expenses           2.19%        1.94%

(a) Because each Fund was established on _____, 1999 and had no operating history, the management fee is the fee to which the adviser is entitled under its contract with each Fund, and the Distribution and Service fees are the maximum rates that can be charged under the Distribution and Service Plan. "Other expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the adviser and the Funds) based on the adviser's projections of what those expenses will be in each Fund's first fiscal year ended ____________, 2000. (b) Each Fund has adopted a Distribution and Service Plan under Rule 12b-1 that permits the Fund to pay distribution and shareholder servicing fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost long-term investors in the Fund more than other types of sales charges.

Example: The following example helps you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that:


- You invest $10,000 for the time periods indicated, and then redeem all of your shares at the end of those periods;
-    Your investment has a 5% return each year; and
-    Each Fund's operating expenses remain the same for each period.


Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your cost at the end of each period would be:



      FUND                1 YEAR             3 YEARS
----------------          ------             -------
Select Fund               $222                $685
Balanced Fund             $197                $609

                      OTHER INVESTMENT PRACTICES AND RISKS

The principal risks of investing in each Fund are summarized above. The following discussion provides more detail about some of those risks. This section also describes additional investment practices each Fund may follow in seeking to achieve its objective, and the risks associated with those particular practices. All of the following apply to both Funds except where indicated.

COMMON STOCKS. The Select Fund and the Balanced Fund, to the extent the Balanced Fund invests in common stocks, are subject to certain risks associated with common stock investing. These include the management risk of selecting individual stocks that do not perform as the portfolio manager anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. If the stock market declines in value, each Fund is likely to decline in value. Many factors affect an individual company's performance, such as the strength of its management or the demand for its products or services. Negative performance may affect the earnings growth potential anticipated by the portfolio manager when the individual stock was selected for a Fund's portfolio.

FIXED-INCOME SECURITIES. To the extent that the portfolio manager invests assets of the Funds in fixed-income securities, your investment is subject to the following risks:


- Credit Risk. An issuer of fixed-income securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.
- Interest Rate Risk. When interest rates increase, fixed-income securities tend to decline in value and when interest rates decrease, fixed-income securities tend to increase in value. A change in interest rates could cause the value of your investment to change. Fixed-income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Changes in interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.
- Prepayment Risk. Prepayment risk is the risk that, as interest rates fall, borrowers are more likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed, asset-backed or certain other fixed income securities may be paid earlier than expected. If portfolio securities are prepaid, the portfolio manager may have to reinvest prepaid amounts at a relatively lower interest rate, which could affect the return on your investment.
- Non-investment Grade Securities. Securities rated below investment grade are particularly subject to credit risk. These securities are considered speculative and are commonly referred to as "junk bonds." The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. To the extent a Fund purchases or holds convertible or other securities that are below investment grade, there is a greater risk that payments of principal, interest and dividends will not be made. In addition, the value of lower quality securities is subject to greater volatility and is generally more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Issuers of non-investment grade securities may not be as financially strong as those issuing bonds with higher credit ratings.

TEMPORARY DEFENSIVE STRATEGIES. Each of the Funds may, for temporary defensive purposes, invest without limitation in cash or various short-term instruments, including those of the U.S. Government and its agencies and instrumentalities. This may occur, for example, when the portfolio manager is attempting to respond to adverse market, economic, political or other conditions. Each Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemption requests. If these temporary strategies are used for adverse market, economic or political conditions, it is impossible to predict when or for how long the portfolio manager may employ these strategies for the Funds. To the extent a Fund holds cash or invests defensively in short-term instruments, it may not achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio securities will be sold without regard to the length of time they have been held when the portfolio manager believes it is appropriate to do so in light of a Fund's investment goal. In general, the greater the volume of buying and selling by a mutual fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. High portfolio turnover rates may also cause substantial net short-term gains, and any distributions resulting from such gains will be ordinary income to you for purposes of federal income tax. The portfolio manager anticipates that it will actively manage both Funds' portfolios in pursuing each Fund's investment strategy.

NON-DIVERSIFICATION (SELECT FUND). The Select Fund is a non-diversified portfolio, which means that, at any given time, it may hold fewer securities than funds that are diversified. Compared to the Balanced Fund and other mutual funds, the Fund may invest a greater percentage of its assets in the stock of a particular issuer. This increases the risk that the value of the Select Fund could go down because of the poor performance of a single investment. Also, the volatility of the investment performance may increase and the Fund could incur greater losses than the Balanced Fund or other mutual funds that invest in a greater number of companies.

SECTOR RISK (Select Fund). Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the portfolio manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

MORTGAGE- AND ASSET-BACKED SECURITIES (Balanced Fund). The Balanced Fund may purchase residential and commercial mortgage-backed as well as other asset-backed securities. The Fund will only invest in mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgage-backed or asset-backed securities that are rated in the top two categories (i.e., AAA/AA) by a nationally recognized rating agency. In addition to credit and market risk, mortgage- and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also be changed because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security will generally decline. However, when interest rates decline, the value of a mortgage-backed security with prepayment features may not increase as much as that of other fixed-income securities. These securities are also subject to the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages and other debts. As a result, the principal on mortgage- or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down. In times of financial stress, the secondary market for asset-backed securities may not be as liquid as the market for other types of securities.

FOREIGN SECURITIES. Each Fund may invest without limit in foreign securities in an effort to achieve its investment objective. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of U.S. companies. These include fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations, lack of public information about foreign issuers, lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers, unstable international and political and economic conditions and greater difficulties in commencing lawsuits against foreign issuers. Investments in emerging markets involve even greater risks such as immature economic structures and unfamiliar legal systems.

INVESTMENT OBJECTIVES. The investment objective of the Select Fund is capital appreciation. The investment objectives of the Balanced Fund are capital appreciation and current income. The Funds' objectives may be changed by the Funds' board of trustees without shareholder approval. You will receive advance written notice of any material changes to your Fund's investment objectives.


                                   MANAGEMENT

INVESTMENT ADVISER
The Funds have entered into an investment advisory agreement with AB Advisers. The adviser was organized on __________, 1999 as a _________ to become the investment adviser of the Funds. Although the adviser, as a recently formed entity, has had no experience advising a registered investment company, the portfolio manager, who is the founder, president and a director of the adviser, has had ___ years of experience as a portfolio manager, including ___ years of experience as the manager of mutual funds comparable to the Funds. In addition to the Funds, the adviser provides investment management services to private accounts. As of _______, 1999, the adviser had approximately $_______ under management.

Under the investment advisory agreement, the adviser manages the Funds' investments and business affairs, subject to the supervision of the Funds' board of trustees. The Funds have agreed to pay the adviser an annual management fee of ___% of each Fund's average daily net assets. The advisory fee accrues daily and is paid monthly.

PORTFOLIO MANAGER
Mr. ____________ is the portfolio manager for each of the Funds. As portfolio manager, he is responsible for the day to day management of the Funds and the selection of the Funds' investments. [INSERT PORTFOLIO MANAGER BIOGRAPHY].

Prior to organizing the adviser and managing the Funds, Mr. ________ served as the portfolio manager of the ____________ Fund (the "Prior Fund") from its inception on December 31, 1997 until _________, 1999. As portfolio manager of the Prior Fund, Mr. _________ was responsible for managing its investment operations.

Average annual returns for the one year period ended _________, 1999 and for the entire period during which the portfolio manager managed the Prior Fund, compared with the performance of the S&P 500 Index for the same periods, were as follows:


                         1 YEAR ENDED          DECEMBER 31, 1997
                      ____________, 199__     THROUGH _______,1999
                     ---------------------   ----------------------
Prior Fund (a),(b)           ___%                          ___%
S&P 500 Index(R) (c)         ___%                          ___%

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions, and is net of fund expenses.
(b) The total fund operating expenses for the Prior Fund were ___% for the year ended December 31, 1998. The expense ratio of the AB Select Fund will be capped initially at ____% through ________.
(c) The Standard & Poor's 500 Composite Stock Price Index is a broad-based, unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends. Investors cannot invest directly in the Index.

The foregoing table illustrates the past performance of the portfolio manager in managing a portfolio similar to the AB Select Fund. The performance of the portfolio manager in managing the Prior Fund may be relevant because the portfolio manager intends to use the same investment objectives and substantially similar policies and restrictions for the AB Select Fund. The Prior Fund is a separate Fund and its historical performance is not indicative of the future performance of the AB Select Fund. Share prices and investment returns will fluctuate depending on market conditions, as well as changes in company-specific fundamentals of portfolio securities.

                     BUYING, SELLING AND EXCHANGING SHARES

BEFORE YOU INVEST

PROSPECTUS. This prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

ACCOUNT REGISTRATION. Once you have decided which Fund or Funds to invest in, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.


Available forms of registration include:
- Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.
- Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.
- Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence
- Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.
- IRAs and other tax-deferred accounts. The Funds offer a variety of retirement plans for individuals and institutions. Please refer to "Retirement Account Options," below, for more information about these types of accounts.


ACCOUNT MINIMUMS. You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts. The Funds may waive the minimum investment amounts at any time.


                                                      ADDITIONAL MINIMUM
TYPE OF ACCOUNT            INITIAL MINIMUM PURCHASE   PURCHASE
---------------            -------------------------  -------------------------
Regular (Individual,
joint, business or
trust)                                         $4000                      $1000
IRA (including spousal,
Roth and SEP)                                  $4000                      $1000
Gifts to Minors
(UTMA/UGMA)                                    $1000                      $1000
Automatic Investment Plan                      $4000                      $ 250

DETERMINING YOUR SHARE PRICE. The price at which you purchase and sell a Fund's shares is called the Fund's net asset value (NAV) per share. A Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV as of the close of trading on the New York

Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Funds' transfer agent, or other financial intermediary with the authority to accept orders on the Funds' behalf.

The value of each Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, each Fund uses those quotations to price a security. If a security does not have a readily available market quotation, each Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Funds' board of trustees. The Funds may use pricing services to assist in the determination of market value.

PURCHASING SHARES

You can buy shares directly from the Funds or through a broker-dealer or other institution that the Funds have authorized to sell shares. To open an account or buy additional shares from the Funds, just follow these steps:





           TO OPEN AN ACCOUNT              TO ADD AN ACCOUNT
-----------------------------------------  -----------------
BY MAIL:                                   BY MAIL:
- Complete and sign the account             -  Complete the investment slip that
  application or an IRA application.  If       is included in your account
  you don't complete the application           statement, and write your account
  properly, your purchase may be delayed       number on your check.
  or rejected.                              -  If you no longer have your
- Make your check payable to "The AB           investment slip, please reference
  Funds Trust."  The Funds do not accept       your name, account number and
  cash, third party checks, travelers          address on your check, and the name
  checks or checks drawn on banks outside      of the Fund(s) in which you want to
  the U.S.                                     invest.
- For IRA accounts, please specify the       - Make your check payable to "The AB
  year for which the contributions is          Funds Trust."
  made.

MAIL YOUR APPLICATION AND CHECK TO:        MAIL THE SLIP AND THE CHECK TO:
AB Funds Trust                             AB Funds Trust
P.O. Box ____                              P.O. Box ____
Milwaukee, WI 53202                        Milwaukee, WI 53202

BY OVERNIGHT COURIER, SEND TO:
AB Funds Trust
207 E. Buffalo Street
Suite ___
Milwaukee, WI 53202

BY TELEPHONE:                                      BY TELEPHONE:
You may not make your initial purchase by          - You automatically have the
telephone.                                         privilege to purchase
                                                   additional shares by
                                                   telephone unless you have
                                                   declined this service on
                                                   your account application.
                                                   You may call 1-800-___-____
                                                   to purchase shares for an
                                                   existing account.
                                                   - Investments made by
                                                   electronic funds transfer
                                                   must be in amounts of at
                                                   least $250 and not greater
                                                   than $50,000.

BY WIRE:                                           BY WIRE:
- To purchase shares by wire, the transfer agent   Send your investment to
  must have received a completed application and   _______ Bank by following
  issued an account number to you.  Call           the instructions listed in
  1-800-___-____ for instructions prior to wiring  the column to the left.
  the funds.
- Send your investment to ____ Bank with these
  instructions:
  _______ Bank
  ABA#________________
  For Credit to the AB Funds Trust
  A/C#_______________
  For further credit to: investor account number;
  name(s) of investor(s); SSN or TIN; name of Fund
  to be purchased.

If your purchase request is received by the Funds' transfer agent or other authorized agent before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) on a business day, your request will be executed at that day's NAV, provided that your application is in good order. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions.


ADDITIONAL PURCHASE INFORMATION.
-    The Funds do not issue certificates for shares.
- If your check does not clear, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by a Fund or the transfer agent. The Fund may redeem shares you own in this or another identically registered AB Funds account as reimbursement for any such losses.
- You must provide the Funds with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold
     Federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.
- The Funds are only offered and sold to residents of the United States. Your application will be accepted only if it contains a U.S. address. This prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

- The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.
- Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.


TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS. In addition to purchasing shares from the Funds, you may invest through a financial services agent. Financial advisers, broker-dealers and other financial service agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer.

SELLING SHARES

You may sell your shares on any day the Funds are open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Funds normally pay redemption proceeds within two business days, but may take up to seven days.

BY MAIL




- Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.
- Sign the request exactly as the shares are registered. All account owners must sign.
-       Include a signature guarantee, if necessary.
-       Mail your request to:

        REGULAR MAIL          OVERNIGHT COURIER
        --------------------  --------------------
        The AB Funds Trust    The AB Funds Trust
        P.O. Box ______       207 East Buffalo Street, Suite ___
        Milwaukee, WI  53202  Milwaukee, WI  53202

BY TELEPHONE
------------
- You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.
- Call 1-800-___-____, between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $1000 and as much as $50,000 by telephone.


Redemption requests received in proper form before close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern time) will be processed at that day's NAV. "Proper form" means that all shares are paid for, and that you have included all required documentation along with any required signature guarantees.

Please note that the funds may require additional documents for redemptions by corporations, executors, administrators, trustees and guardians. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-800-___-____.


ADDITIONAL REDEMPTION PROVISIONS
- Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.
- If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you did not make a tax election on your IRA application, we will automatically withhold 10% of your redemption proceeds.
- If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any automatic purchase or systematic withdrawal plan that you have initiated for the account will be cancelled.
- We will not pay sale proceeds until your shares have been paid for in full. If you paid for the shares to be redeemed with a check, the Funds may delay sending your redemption payment for up to 15 days from the date of purchase to assure the check you used to purchase your shares has cleared. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Funds and their shareholders from loss.
- The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.
- If the amount you redeem is large enough to affect a Fund's operations, the Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.


REDEEMING SHARES THROUGH THIRD PARTIES. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.


TELEPHONE TRANSACTIONS
- In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.
- The Funds reserve the right to refuse a telephone redemption request if they believe it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES. The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

-    to change ownership on your account;
- to send redemption proceeds to a different address than is currently on the account;
-    to have the proceeds paid to someone other than the account's owner;
- to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;
- if a change of address request has been received by the Transfer Agent within the last 15 days; or
-    if your redemption is for $50,000 or more.


The Funds require signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor.

SMALL ACCOUNTS. All AB Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when a redemption or exchange leaves your account balance below $4000, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 30 days to add additional money to bring the balance up to $4000 or to renew your automatic investment plan. This provision does not apply to retirement plan accounts, automatic investment plans or UGMA/UTMA.

EXCHANGING SHARES

FUND TO FUND EXCHANGE. You may exchange shares in one Fund for shares in another Fund in writing or by calling the transfer agent at 1-800-___-____ between 8:00 a.m. and 8:00 p.m. Eastern time. The minimum amount you may exchange is $4000 for initial exchanges and $1000 for subsequent exchanges.


The following additional rules and guidelines apply:
-    Each account must be registered identically;
-    You must meet the Fund's initial and subsequent investment minimums;
- You must obtain and read the prospectus for the Fund into which you are exchanging;
- You may only exchange into Funds that are legally available for sale in your state.


If your order is received before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time), it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of another Fund's shares. As a result, an exchange could result in a gain or loss and become a taxable event for you.

MONEY MARKET EXCHANGE. You may exchange all or a portion of your shares in the Funds for shares of the Northern Money Market Fund (the "Money Market Fund") at their relative net asset values and may also exchange back into an AB Fund without incurring any charges or fees. Exchanges into the Money Market Fund are subject to the minimum purchase and redemption amounts set forth in the prospectus for the Money Market Fund. Before exchanging into the Money Market Fund, please read the Money Market Fund prospectus carefully, which may be obtained by calling 1-800-___-____. The Money Market Fund is not affiliated with the adviser or the Funds.

When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or purchase. When you exchange a partial balance out of the Money Market Fund, your proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income will automatically be exchanged into the Fund you exchanged into when the income is collected and paid from the Money Market Fund, at the end of the month.

LIMITATIONS ON EXCHANGES. The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as "market timers." Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege excessively. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

Address changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the transfer agent with any changes at 1-800-___-____.

Transfer of account ownership. Send us a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the transfer agent at 1-800-___-____ to determine what additional documents are required.

                         SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS
The Funds offer a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-800-___-____. You should consult with your legal and/or tax adviser before you establish a retirement account.


AB Funds currently accept investments from the following kinds of retirement plans:
-    Traditional IRA  (including spousal IRA)
-    "Rollover" IRA
-    Roth IRA
-    SEP-IRA


ACH TRANSACTIONS
If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-___-____.

AUTOMATED TELEPHONE SERVICE
The Funds offer 24-hour, seven day a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call 1-800-___-____.

AUTOMATIC INVESTMENT PLAN
To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $4000 and a minimum investment of $250 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on the 5th, 10th, 15th, 20th, 25th or last day of each month. There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Funds. You can terminate your automatic investment plan at any time by calling the Funds at least 30 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-___-____ for assistance.

SYSTEMATIC WITHDRAWAL PLAN (SWP)
You can have shares automatically redeemed from your account on a regular basis by using our systematic withdrawal plan. If your account balance is $10,000 or more, you may take systematic withdrawals of $1000 or more on a monthly or quarterly basis. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another AB Fund. This plan may be useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-___-____ for assistance.

                         OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS
Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

Quarterly and annual statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Semi-annual and annual reports. The Funds send semi-annual and annual reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Funds' performance for their most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Funds send all shareholders a new prospectus. Please read the prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing shares you sold during the year.

Form 5498. If you contributed to an IRA during the year, you will receive a Form 5498 verifying your contribution.

DISTRIBUTION AND SERVICE PLANS
Each Fund has adopted a plan under Rule 12b-1 that allows a Fund to pay distribution fees for activities generally intended to result in the sale of its shares. These activities include advertising, compensation to the distributor and others for sales and marketing activities and materials, and shareholder account servicing. Under the plan, each Fund may pay a fee of up to

0.25% of its average daily net assets (computed on an annual basis). To the extent these fees are paid by the Funds, the Funds' expenses will increase. Because 12b-1 fees are paid out of a Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost long-term investors more than paying other types of sales charges. Each Fund has also adopted a servicing plan that allows a Fund to pay third parties for providing shareholder services to Fund shareholders.

MULTIPLE CLASSES
Each of the AB Funds has the authority to offer more than one class of shares. All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. In certain situations, the law may require that the shareholders of a particular Fund or class be permitted to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS
The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

YEAR 2000
Like other investment companies and financial service providers, each Fund could be adversely affected if the computer systems used by its investment adviser and the Funds' other service providers do not properly process and calculate date-related information beginning on January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." The Year 2000 Problem arises because most computer systems were designed only to recognize a two-digit year, not a four-digit year. As a result, computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the Fund's securities trades, pricing and accounting services. The Funds' investment adviser and each of its service providers are taking steps to address the Year 2000 Problem with respect to the computer systems they use. There can be no assurance that the steps taken by these service providers will be successful, or that interaction with other non-complying computer systems will not adversely impact the Funds. Also, companies in which the Funds invest could be adversely affected by the Year 2000 Problem. It is also possible that the normal operation of the Funds and their service providers will be interrupted in any event by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of the Year 2000 Problem.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Funds will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. A capital gain is the increase in the value of a security that a Fund holds. The Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

Each Fund will distribute any net realized capital gains, and the Select Fund will distribute dividends, annually, normally in December. If a Fund is not able to correctly estimate capital gains it will make an additional capital gains distribution in the first quarter of the next calendar year. The Balanced Fund will distribute dividends on a quarterly basis, typically in March, June, September and December.

Buying a dividend. Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend can cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check a Fund's distribution schedule before you invest by calling 1-800-___-____.

TAXES
You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of a Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of a Fund's net long-term capital gains are taxable to you as long-term capital gains.
This is true regardless of how long you have held your Fund shares.

If you sell or exchange your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale or exchange of Fund shares.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax adviser about the tax consequences of an investment in the Funds.

FOR MORE INFORMATION

For more information about the AB Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more detailed information about each Fund. It is incorporated by reference into this prospectus, which means that it is legally part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports discuss the Funds' holdings. The annual report describes the market conditions, economic trends and investment strategies that significantly affected the Funds' performance.

To obtain copies of the SAI, annual or semi-annual reports, or to get other information about the Funds, please write or call us at:

AB Funds
P.O. Box___
207 E. Buffalo Street, Suite ___ (for overnight deliveries)
Milwaukee, WI  53202

1-800-___-____

You can also review and copy the SAI and other information about the Funds at the SEC Public Reference Room in Washington, D.C., or download a free text-only version on the SEC's website at www.sec.gov. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. For a fee, the SEC will mail you a copy of the SAI. Send your request to: SEC Public Reference Room, Washington,D.C. 20549-6009.

SEC File No. ________

                                 AB FUNDS TRUST







                                   Prospectus

                               September 30, 1999





















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS



FUND OVERVIEW .....................................................

   AB Select Fund .................................................

   AB Balanced Fund ...............................................

FUND PERFORMANCE ..................................................

FUND FEES AND EXPENSES ............................................

OTHER INVESTMENT PRACTICES AND RISKS ..............................

MANAGEMENT ........................................................

   Investment Adviser .............................................

   Portfolio Manager ..............................................

BUYING, SELLING AND EXCHANGING SHARES .............................

   Before You Invest ..............................................

   Purchasing Shares ..............................................

   Selling Shares .................................................

   Exchanging Shares ..............................................

   Making Changes to Your Account .................................

SPECIAL FEATURES AND SERVICES .....................................

OTHER SHAREHOLDER INFORMATION .....................................

DIVIDENDS, DISTRIBUTIONS AND TAXES ................................

                                 FUND OVERVIEW

AB SELECT FUND

INVESTMENT GOAL
The Fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in the common stocks of established companies that the portfolio manager believes have superior potential for earnings growth. The Fund's portfolio will typically consist of a core of 20-30 common stocks. The portfolio manager may purchase common stocks of companies of all sizes.

In selecting stocks, the portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price. In addition, the portfolio manager looks for companies with conservatively financed balance sheets, strong, capable management teams and clearly defined growth strategies. Target companies will have a catalyst for positive earnings developments such as evolving product cycles, special situations or changing economic conditions. From time to time, the Fund may take substantial positions in convertible securities, preferred stocks, government securities or other short-term investments.

The Fund's portfolio manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The portfolio manager may often sell portfolio stocks quickly to respond to short-term market price movements, and expects to actively trade the portfolio in pursuit of the Fund's investment goal. Due to this and the Fund's relatively small number of holdings, the Fund's annual portfolio turnover rate will be higher than that of many other mutual funds.

PRINCIPAL RISKS OF INVESTING
There are two basic risks for all mutual funds that invest in stocks - management risk and market risk. Management risk means that the portfolio manager's stock selections and other investment decisions may produce losses or may not achieve the Fund's investment objectives. Market risk means that the price of common stocks may move up or down in response to many factors. As a result of these two risks, the price of the Fund's investments may go up or down and you could lose money on your investment.

The Select Fund is a non-diversified portfolio, which means that it can invest in the securities of fewer issuers than diversified portfolios at any one time. As a result, the gains or losses on a single stock will have a greater impact on the Fund's share price. In addition, the portfolio manager may often focus the Fund's investments in a small number of business sectors. Because of these factors, the Fund's share price may fluctuate more than most equity funds and the market in general.

Finally, the portfolio manager may engage in a high level of trading in seeking to achieve the Fund's investment objective. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

For a more detailed discussion of these principal investment risks, as well as additional risks that apply to the Fund, please see "Other Investment Practices and Risks," on page ____.


AB BALANCED FUND

INVESTMENT GOALS
The Fund's investment goals are capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in a diverse group of domestic equity and fixed income securities. The portfolio manager allocates the Fund's assets between equity and fixed-income securities based upon its assessment of available investment opportunities and relevant market, economic and financial factors.

Normally, the portfolio manager's selection will emphasize equity securities over fixed income securities. The portfolio manager expects that the Fund's position in equity securities will range from 45% to 65% of the Fund's total assets. However, it is the Fund's policy to invest at least 25% of its total assets in fixed-income securities and at least 25% in equity securities.

Equity securities: In selecting individual equity securities, the portfolio manager looks for common stock of domestic companies that it considers to be reasonably priced, with strong, consistent and predictable earnings growth rates, strong management, conservatively financed balance sheets and competitive products or services. Typically, the companies in which the Fund invests have mid-sized to large market capitalizations.

Fixed Income Securities: The Fund may invest in a variety of income-producing securities, such as short- to long-term corporate and government debt securities, convertible securities, preferred stocks and mortgage- and asset-backed securities. Except for convertible securities, the Fund will only purchase fixed income securities that are investment grade. A fixed-income security is considered investment grade if it has been rated in the top four categories by at least one rating agency or, if unrated, is deemed by the portfolio manager to be of comparable quality. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (i.e., junk bonds).

The Fund's portfolio manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's portfolio manager may actively trade the equity portion of the portfolio in pursuit of the Fund's investment goal. When this occurs, the annual portfolio turnover rate may be higher than that of other comparable funds.

PRINCIPAL RISKS OF INVESTING
There are two basic risks for all mutual funds that invest in stocks - management risk and market risk. Management risk means that the portfolio manager's stock selections and other investment decisions may produce losses or may not achieve the Fund's investment objectives. Market risk means that the price of common stocks may move up or down in response to many factors. Fixed-income securities in which the Fund invests are also subject to credit risk and interest rate risk. As a result of these risks, the price of the Fund's investments may go down and you could lose money on your investment.
The Fund may be riskier than other balanced funds that invest more heavily in fixed-income securities.

In addition, the Fund may invest in certain securities with unique risks, such as mortgage- and asset-backed securities. Investment grade securities rated in the lowest investment grade category (i.e., BBB/Baa) have speculative characteristics. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade. Investments in securities that are not investment grade carry greater risks than investments in investment grade securities. In particular, issuers of lower rated bonds are less financially secure and are more likely to be hurt by interest rate movements. When interest rates are low, the Fund's income distributions to you may be reduced or eliminated.

For a more detailed discussion of these principal investment risks, as well as additional risks that apply to the Fund, please see "Other Investment Practices and Risks," on page ____.


                                FUND PERFORMANCE

The Funds had not commenced operations as of the date of this prospectus and, therefore, have no performance information to report. Information on each Fund's performance will be included in future amendments to this prospectus and in periodic reports to shareholders.

For the performance information of a comparable mutual fund for which the Funds' portfolio manager previously acted as portfolio manager, please refer to "Management" on page _____.


                             FUND FEES AND EXPENSES

Fees and expenses are one important consideration in choosing a mutual fund. As an investor, you indirectly pay a share of a Fund's operating expenses. There are no sales loads or exchange fees associated with an investment in the Funds.

Shareholder Fees are charges you pay when you buy, sell or redeem shares of one of the Funds. In the case of purchases and exchanges, shareholder fees reduce the amount of your payment that is invested in shares of the Fund. In the case of redemptions, shareholder fees reduce the amount of the sale proceeds returned to you.

Annual fund operating expenses are the expenses that a mutual fund pays to conduct its business, such as investment advisory fees, transfer agent fees, administration fees, accounting and legal fees, and other fund expenses. Annual fund operating expenses are deducted from a Fund's assets, and therefore reduce its total return. As a shareholder, you pay for these expenses indirectly. A Fund's operating expenses will vary from year to year.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


SHAREHOLDER FEES
(fees paid directly from your investment)           SELECT FUND   BALANCED FUND
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                                     None          None
Maximum Deferred Sales Charge (Load)(as a
percentage of offering price)                       ____% (a)     ____% (a)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends                             None          None
Redemption Fees                                     None          None
                                                    ----          ----
Exchange Fees                                       None          None
                                                    ----          ----
ANNUAL FUND OPERATING EXPENSES (b)
(expenses deducted directly from fund assets)
Management fee                                       1.0%         0.75%
                                                    ----          ----
Distribution and Service (12b-1) fee (c)             1.0%          1.0%
                                                    ----          ----
Other expenses                                      0.91%         0.91%
                                                    ----          ----
Total Annual Fund Operating Expenses                2.91%         2.66%
                                                    ----          ----

(a) A contingent deferred sales charge in the amount of ___% is imposed on redemptions of each Fund's shares if such shares are redeemed within twelve months of purchase. These fees are paid to the selling broker-dealer, who may use such amounts to defray the expenses associated with the distribution-related services involved in selling the shares.
(b) Because each Fund was established on _____, 1999 and had no operating history, the management fee is the fee to which the adviser is entitled under its contract with each Fund, and the Distribution and Service fees are the maximum rates that can be charged under the Distribution and Service Plan. "Other expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the adviser and the Funds) based on the adviser's projections of what those expenses will be in each Fund's first fiscal year ended ____________, 2000.
(c) Each Fund has adopted a Distribution and Service Plan under Rule 12b-1 that permits the Fund to pay distribution and shareholder servicing fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost long-term investors in the Fund more than other types of sales charges.

EXAMPLE: The following example helps you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that:


- You invest $10,000 for the time periods indicated, and then redeem all of your shares at the end of those periods;
-    Your investment has a 5% return each year; and
-    Each Fund's operating expenses remain the same for each period.


Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your cost at the end of each period would be:



      FUND        1 YEAR  3 YEARS
----------------  ------  -------
Select Fund       $294     $901
-----------       ------  -------
Balanced Fund     $269     $826
-------------     ------  -------

                      OTHER INVESTMENT PRACTICES AND RISKS

The principal risks of investing in each Fund are summarized above. The following discussion provides more detail about some of those risks. This section also describes additional investment practices each Fund may follow in seeking to achieve its objective, and the risks associated with those particular practices. All of the following apply to both Funds except where indicated.

Common Stocks. The Select Fund and the Balanced Fund, to the extent the Balanced Fund invests in common stocks, are subject to certain risks associated with common stock investing. These include the management risk of selecting individual stocks that do not perform as the portfolio manager anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. If the stock market declines in value, each Fund is likely to decline in value. Many factors affect an individual company's performance, such as the strength of its management or the demand for its products or services. Negative performance may affect the earnings growth potential anticipated by the portfolio manager when the individual stock was selected for a Fund's portfolio.

FIXED-INCOME SECURITIES. To the extent that the portfolio manager invests assets of the Funds in fixed-income securities, your investment is subject to the following risks:


- Credit Risk. An issuer of fixed-income securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.
- Interest Rate Risk. When interest rates increase, fixed-income securities tend to decline in value and when interest rates decrease, fixed-income securities tend to increase in value. A change in interest rates could cause the value of your investment to change. Fixed-income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Changes in interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

- Prepayment Risk. Prepayment risk is the risk that, as interest rates fall, borrowers are more likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed, asset-backed or certain other fixed income securities may be paid earlier than expected. If portfolio securities are prepaid, the portfolio manager may have to reinvest prepaid amounts at a relatively lower interest rate, which could affect the return on your investment.
- Non-investment Grade Securities. Securities rated below investment grade are particularly subject to credit risk. These securities are considered speculative and are commonly referred to as "junk bonds." The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. To the extent a Fund purchases or holds convertible or other securities that are below investment grade, there is a greater risk that payments of principal, interest and dividends will not be made. In addition, the value of lower quality securities is subject to greater volatility and is generally more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Issuers of non-investment grade securities may not be as financially strong as those issuing bonds with higher credit ratings.


TEMPORARY DEFENSIVE STRATEGIES. Each of the Funds may, for temporary defensive purposes, invest without limitation in cash or various short-term instruments, including those of the U.S. Government and its agencies and instrumentalities. This may occur, for example, when the portfolio manager is attempting to respond to adverse market, economic, political or other conditions. Each Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemption requests. If these temporary strategies are used for adverse market, economic or political conditions, it is impossible to predict when or for how long the portfolio manager may employ these strategies for the Funds. To the extent a Fund holds cash or invests defensively in short-term instruments, it may not achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio securities will be sold without regard to the length of time they have been held when the portfolio manager believes it is appropriate to do so in light of a Fund's investment goal. In general, the greater the volume of buying and selling by a mutual fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. High portfolio turnover rates may also cause substantial net short-term gains, and any distributions resulting from such gains will be ordinary income to you for purposes of federal income tax. The portfolio manager anticipates that it will actively manage both Funds' portfolios in pursuing each Fund's investment strategy.

NON-DIVERSIFICATION (SELECT FUND). The Select Fund is a non-diversified portfolio, which means that, at any given time, it may hold fewer securities than funds that are diversified. Compared to the Balanced Fund and other mutual funds, the Fund may invest a greater percentage of its assets in the stock of a particular issuer. This increases the risk that the value of the Select Fund could go down because of the poor performance of a single investment. Also, the volatility of the investment performance may increase and the Fund could incur greater losses than the Balanced Fund or other mutual funds that invest in a greater number of companies.

SECTOR RISK (Select Fund). Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the portfolio manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

MORTGAGE- AND ASSET-BACKED SECURITIES (Balanced Fund). The Balanced Fund may purchase residential and commercial mortgage-backed as well as other asset-backed securities. The Fund will only invest in mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgage-backed or asset-backed securities that are rated in the top two categories (i.e., AAA/AA) by a nationally recognized rating agency. In addition to credit and market risk, mortgage- and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also be changed because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security will generally decline. However, when interest rates decline, the value of a mortgage-backed security with prepayment features may not increase as much as that of other fixed-income securities. These securities are also subject to the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages and other debts. As a result, the principal on mortgage- or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down. In times of financial stress, the secondary market for asset-backed securities may not be as liquid as the market for other types of securities.

FOREIGN SECURITIES. Each Fund may invest without limit in foreign securities in an effort to achieve its investment objective. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of U.S. companies. These include fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations, lack of public information about foreign issuers, lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers, unstable international and political and economic conditions and greater difficulties in commencing lawsuits against foreign issuers. Investments in emerging markets involve even greater risks such as immature economic structures and unfamiliar legal systems.

INVESTMENT OBJECTIVES. The investment objective of the Select Fund is capital appreciation. The investment objectives of the Balanced Fund are capital appreciation and current income. The Funds' objectives may be changed by the Funds' board of trustees without shareholder approval. You will receive advance written notice of any material changes to your Fund's investment objectives.

                                   MANAGEMENT

INVESTMENT ADVISER
The Funds have entered into an investment advisory agreement with AB Advisers. The adviser was organized on __________, 1999as a _________ to become the invest ment adviser of the Funds. Although the adviser, as a recently formed entity, has had no experience advising a registered investment company, the portfolio manager, who is the founder, president and a director of the adviser, has had ___ years of experience as a portfolio manager, including ___ years of experience as the manager of mutual funds comparable to the Funds. In addition to the Funds, the adviser provides investment management services to private accounts. As of _______, 1999, the adviser had approximately $_______ under management.

Under the investment advisory agreement, the adviser manages the Funds' investments and business affairs, subject to the supervision of the Funds' board of trustees. The Funds have agreed to pay the adviser an annual management fee of ___% of each Fund's average daily net assets. The advisory fee accrues daily and is paid monthly.

PORTFOLIO MANAGER
Mr. ____________ is the portfolio manager for each of the Funds. As portfolio manager, he is responsible for the day to day management of the Funds and the selection of the Funds' investments. [INSERT PORTFOLIO MANAGER BIOGRAPHY].

Prior to organizing the adviser and managing the Funds, Mr. ________ served as the portfolio manager of the ____________ Fund (the "Prior Fund") from its inception on December 31, 1997 until _________, 1999. As portfolio manager of the Prior Fund, Mr. _________ was responsible for managing its investment operations.

Average annual returns for the one year period ended _________, 1999 and for the entire period during which the portfolio manager managed the Prior Fund, compared with the performance of the S&P 500 Index for the same periods, were as follows:


                         1 YEAR ENDED            DECEMBER 31, 1997
                      ____________, 199__       THROUGH _______, 1999
                     ---------------------     -----------------------
Prior Fund (a),(b)           ___%                          ___%
S&P 500 Index(R) (c)         ___%                          ___%

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions, and is net of fund expenses.
(b) The total fund operating expenses for the Prior Fund were ___% for the year ended December 31, 1998. The expense ratio of the AB Select Fund will be capped initially at ____% through ________.
(c) The Standard & Poor's 500 Composite Stock Price Index is a broad-based, unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends. Investors cannot invest directly in the Index.

The foregoing table illustrates the past performance of the portfolio manager in managing a portfolio similar to the AB Select Fund. The performance of the portfolio manager in managing the Prior Fund may be relevant because the portfolio manager intends to use the same investment objectives and substantially similar policies and restrictions for the AB Select Fund. The Prior Fund is a separate Fund and its historical performance is not indicative of the future performance of the AB Select Fund. Share prices and investment returns will fluctuate depending on market conditions, as well as changes in company-specific fundamentals of portfolio securities.

                     BUYING, SELLING AND EXCHANGING SHARES

BEFORE YOU INVEST

PROSPECTUS. This prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

ACCOUNT REGISTRATION. Once you have decided which Fund or Funds to invest in, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.


Available forms of registration include:
- Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.
- Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.
- Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence
- Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.
- IRAs and other tax-deferred accounts. The Funds offer a variety of retirement plans for individuals and institutions. Please refer to "Retirement Account Options," below, for more information about these types of accounts.


Account Minimums. You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts. The Funds may waive the minimum investment amounts at any time.


                                                      ADDITIONAL MINIMUM
TYPE OF ACCOUNT            INITIAL MINIMUM PURCHASE   PURCHASE
---------------            -------------------------  -------------------------
Regular (Individual,
joint, business or
trust)                                         $4000                      $1000
IRA (including spousal,
Roth and SEP)                                  $4000                      $1000
Gifts to Minors
(UTMA/UGMA)                                    $1000                      $1000
Automatic Investment Plan                      $4000                      $ 250

DETERMINING YOUR SHARE PRICE. The price at which you purchase and sell a Fund's shares is called the Fund's net asset value (NAV) per share. A Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Exchange is open for trading. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Funds' transfer agent, or other financial intermediary with the authority to accept orders on the Funds' behalf.

The value of each Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, each Fund uses those quotations to price a security. If a security does not have a readily available market quotation, each Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Funds' board of trustees. The Funds may use pricing services to assist in the determination of market value.

PURCHASING SHARES

You can buy shares directly from the Funds or through a broker-dealer or other institution that the Funds have authorized to sell shares. To open an account or buy additional shares from the Funds, just follow these steps:




           TO OPEN AN ACCOUNT              TO ADD AN ACCOUNT
-----------------------------------------  -----------------
BY MAIL:
- Complete and sign the account            BY MAIL:
application or an IRA application.  If     - Complete the investment slip that
you don't complete the application         is included in your account
properly, your purchase may be delayed     statement, and write your account
or rejected.                               number on your check.
- Make your check payable to "The AB       - If you no longer have your
Funds Trust."  The Funds do not accept     investment slip, please reference
cash, third party checks, travelers        your name, account number and
checks or checks drawn on banks outside    address on your check, and the name
the U.S.                                   of the Fund(s) in which you want to
- For IRA accounts, please specify the     invest.
year for which the contributions is        - Make your check payable to "The AB
made.                                      Funds Trust."
MAIL YOUR APPLICATION AND CHECK TO:        MAIL THE SLIP AND THE CHECK TO:
AB Funds Trust                             AB Funds Trust
P.O. Box ____                              P.O. Box ____
Milwaukee, WI 53202                        Milwaukee, WI 53202
BY OVERNIGHT COURIER, SEND TO:
AB FUNDS TRUST
207 E. Buffalo Street
Suite ___
Milwaukee, WI 53202

BY TELEPHONE:                                      BY TELEPHONE:
You may not make your initial purchase by          - You automatically have the
telephone.                                         privilege to purchase
                                                   additional shares by
                                                   telephone unless you have
                                                   declined this service on
                                                   your account application.
                                                   You may call 1-800-___-____
                                                   to purchase shares for an
                                                   existing account.
                                                   - Investments made by
                                                   electronic funds transfer
                                                   must be in amounts of at
                                                   least $250 and not greater
                                                   than $50,000.

BY WIRE:                                           BY WIRE:
- TO PURCHASE SHARES BY WIRE, THE TRANSFER AGENT   Send your investment to
MUST HAVE RECEIVED A COMPLETED APPLICATION AND     _______ Bank by following
ISSUED AN ACCOUNT NUMBER TO YOU.  CALL             the instructions listed in
1-800-___-____ FOR INSTRUCTIONS PRIOR TO WIRING    the column to the left.
THE FUNDS.
- Send your investment to ____ Bank with these
instructions:
_______ Bank
ABA#________________
For Credit to the AB Funds Trust
A/C#_______________
For further credit to: investor account number;
name(s) of investor(s); SSN or TIN; name of Fund
to be purchased.

If your purchase request is received by the Funds' transfer agent or other authorized agent before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) on a business day, your request will be executed at that day's NAV, provided that your application is in good order. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions.


ADDITIONAL PURCHASE INFORMATION.
-    The Funds do not issue certificates for shares.
- If your check does not clear, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by a Fund or the transfer agent. The Fund may redeem shares you own in this or another identically registered AB Funds account as reimbursement for any such losses.
- You must provide the Funds with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold
     Federal income tax at a rate of 31% from all of your dividends, capital gain distributions and redemptions.
- The Funds are only offered and sold to residents of the United States. Your application will be accepted only if it contains a U.S. address. This prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

- The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.
- Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.


TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS. In addition to purchasing shares from the Funds, you may invest through a financial services agent. Financial advisers, broker-dealers and other financial service agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer.

SELLING SHARES

You may sell your shares on any day the Funds are open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Funds normally pay redemption proceeds within two business days, but may take up to seven days.

BY MAIL
-------

- Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.
- Sign the request exactly as the shares are registered. All account owners must sign.
-       Include a signature guarantee, if necessary.
-       Mail your request to:

        REGULAR MAIL               OVERNIGHT COURIER
        The AB Funds Trust         The AB Funds Trust
        P.O. Box ______            207 East Buffalo Street, Suite ___
        Milwaukee, WI  53202       Milwaukee, WI  53202

BY TELEPHONE
------------
- You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.
- Call 1-800-___-____, between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $1000 and as much as $50,000 by telephone.


Redemption requests received in proper form before close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern time) will be processed at that day's NAV. "Proper form" means that all shares are paid for, and that you have included all required documentation along with any required signature guarantees.

PLEASE NOTE THAT THE FUNDS MAY REQUIRE ADDITIONAL DOCUMENTS FOR REDEMPTIONS BY CORPORATIONS, EXECUTORS, ADMINISTRATORS, TRUSTEES AND GUARDIANS. IF YOU HAVE ANY QUESTIONS ABOUT HOW TO REDEEM SHARES, OR TO DETERMINE IF A SIGNATURE GUARANTEE OR OTHER DOCUMENTATION IS REQUIRED, PLEASE CALL 1-800-___-____.


ADDITIONAL REDEMPTION PROVISIONS
- Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.
- If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you did not make a tax election on your IRA application, we will automatically withhold 10% of your redemption proceeds.
- If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any automatic purchase or systematic withdrawal plan that you have initiated for the account will be cancelled.
- We will not pay sale proceeds until your shares have been paid for in full. If you paid for the shares to be redeemed with a check, the Funds may delay sending your redemption payment for up to 15 days from the date of purchase to assure the check you used to purchase your shares has cleared. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Funds and their shareholders from loss.
- The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.
- If the amount you redeem is large enough to affect a Fund's operations, the Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.


CONTINGENT DEFERRED SALES CHARGE. If you redeem your Select Fund or Balanced Fund shares within twelve months of your purchase, you will be subject to a contingent deferred sales charge of ___%. The contingent deferred sales charge is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the net asset value of your shares. The Funds will not impose a sales charge on shares purchased through reinvestment of dividends or distributions.

When you redeem your shares, your redemption request is processed to minimize the amount of contingent deferred sales charge that is payable. The Funds first redeem those shares that are not subject to a sales charge (e.g., shares acquired through reinvestment of dividends or distributions), and then redeem those that have been held the longest.

The contingent deferred sales charge that you pay is remitted to the broker-dealer through whom you obtained your shares, to defray the expenses associated with the distribution-related services involved in selling the shares.

REDEEMING SHARES THROUGH THIRD PARTIES. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.


TELEPHONE TRANSACTIONS
- In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.
- The Funds reserve the right to refuse a telephone redemption request if they believe it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.


SIGNATURE GUARANTEES. The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

-    to change ownership on your account;
- to send redemption proceeds to a different address than is currently on the account;
-    to have the proceeds paid to someone other than the account's owner;
- to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;
- if a change of address request has been received by the Transfer Agent within the last 15 days; or
-    if your redemption is for $50,000 or more.


The Funds require signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor.

SMALL ACCOUNTS. All AB Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when a redemption or exchange leaves your account balance below $4000, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account, and you will have 30 days to add additional money to bring the balance up to $4000 or to renew your automatic investment plan. This provision does not apply to retirement plan accounts, automatic investment plans or UGMA/UTMA.

EXCHANGING SHARES

FUND TO FUND EXCHANGE. You may exchange shares in one Fund for shares in another Fund in writing or by calling the transfer agent at 1-800-___-____ between 8:00 a.m. and 8:00 p.m. Eastern time. The minimum amount you may exchange is $4000 for initial exchanges and $1000 for subsequent exchanges.

The following additional rules and guidelines apply:
-    Each account must be registered identically;
-    You must meet the Fund's initial and subsequent investment minimums;
- You must obtain and read the prospectus for the Fund into which you are exchanging;
- You may only exchange into Funds that are legally available for sale in your state.


If your order is received before close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time), it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of another Fund's shares. As a result, an exchange could result in a gain or loss and become a taxable event for you.

MONEY MARKET EXCHANGE. You may exchange all or a portion of your shares in the Funds for shares of the Northern Money Market Fund (the "Money Market Fund") at their relative net asset values and may also exchange back into an AB Fund without incurring any charges or fees. Exchanges into the Money Market Fund are subject to the minimum purchase and redemption amounts set forth in the prospectus for the Money Market Fund. Before exchanging into the Money Market Fund, please read the Money Market Fund prospectus carefully, which may be obtained by calling 1-800-___-____. The Money Market Fund is not affiliated with the adviser or the Funds.

When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or purchase. When you exchange a partial balance out of the Money Market Fund, your proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income will automatically be exchanged into the Fund you exchanged into when the income is collected and paid from the Money Market Fund, at the end of the month.

LIMITATIONS ON EXCHANGES. The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as "market timers." Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege excessively. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account. Common changes include:

Name changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

Address changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the transfer agent with any changes at 1-800-___-____.

Transfer of account ownership. Send us a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the transfer agent at 1-800-___-____ to determine what additional documents are required.


                         SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS
The Funds offer a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call 1-800-___-____. You should consult with your legal and/or tax adviser before you establish a retirement account.


AB Funds currently accept investments from the following kinds of retirement plans:

-    Traditional IRA  (including spousal IRA)
-    "Rollover" IRA
-    Roth IRA
-    SEP-IRA


ACH TRANSACTIONS
If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-___-____.

AUTOMATED TELEPHONE SERVICE
The Funds offer 24-hour, seven day a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call 1-800-___-____.

AUTOMATIC INVESTMENT PLAN
To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $4000 and a minimum investment of $250 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on the 5th, 10th, 15th, 20th, 25th or last day of each month. There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Funds. You can terminate your automatic investment plan at any time by calling the Funds at least 30 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-___-____ for assistance.

SYSTEMATIC WITHDRAWAL PLAN (SWP)
You can have shares automatically redeemed from your account on a regular basis by using our systematic withdrawal plan. If your account balance is $10,000 or more, you may take systematic withdrawals of $1000 or more on a monthly or quarterly basis. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another AB Fund. This plan may be useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-___-____ for assistance.

                         OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS
Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

Quarterly and annual statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Semi-annual and annual reports. The Funds send semi-annual and annual reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected the Funds' performance for their most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Funds send all shareholders a new prospectus. Please read the prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year and a Form 1099-B showing shares you sold during the year.

Form 5498. If you contributed to an IRA during the year, you will receive a Form 5498 verifying your contribution.

DISTRIBUTION AND SERVICE PLANS
Each Fund has adopted a plan under Rule 12b-1 that allows a Fund to pay distribution fees for activities generally intended to result in the sale of its shares. These activities include advertising, compensation to the distributor and others for sales and marketing activities and materials, and shareholder account servicing. Under the plan, each Fund may pay a fee of up to 0.75% of its average daily net assets (computed on an annual basis). To the extent these fees are paid by the Funds, the Funds' expenses will increase. Because 12b-1 fees are paid out of a Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost long-term investors more than paying other types of sales charges. Each Fund has also adopted a servicing plan that allows a Fund to pay a fee to third parties for providing shareholder services to Fund shareholders of up to 0.25% of its average daily net assets.

MULTIPLE CLASSES
Each of the AB Funds has the authority to offer more than one class of shares. All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. In certain situations, the law may require that the shareholders of a particular Fund or class be permitted to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS
The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

YEAR 2000
Like other investment companies and financial service providers, each Fund could be adversely affected if the computer systems used by its investment adviser and the Funds' other service providers do not properly process and calculate date-related information beginning on January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." The Year 2000 Problem arises because most computer systems were designed only to recognize a two-digit year, not a four-digit year. As a result, computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the Fund's securities trades, pricing and accounting services. The Funds' investment adviser and each of its service providers are taking steps to address the Year 2000

Problem with respect to the computer systems they use. There can be no assurance that the steps taken by these service providers will be successful, or that interaction with other non-complying computer systems will not adversely impact the Funds. Also, companies in which the Funds invest could be adversely affected by the Year 2000 Problem. It is also possible that the normal operation of the Funds and their service providers will be interrupted in any event by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of the Year 2000 Problem.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Each Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Funds will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. A capital gain is the increase in the value of a security that a Fund holds. The Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

Each Fund will distribute any net realized capital gains, and the Select Fund will distribute dividends, annually, normally in December. If a Fund is not able to correctly estimate capital gains it will make an additional capital gains distribution in the first quarter of the next calendar year. The Balanced Fund will distribute dividends on a quarterly basis, typically in March, June, September and December.

Buying a dividend. Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend can cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check a Fund's distribution schedule before you invest by calling 1-800-___-____.

TAXES
You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of a Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of a Fund's net long-term capital gains are taxable to you as long-term capital gains.
This is true regardless of how long you have held your Fund shares.

If you sell or exchange your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale or exchange of Fund shares. This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax adviser about the tax consequences of an investment in the Funds.

FOR MORE INFORMATION

For more information about the AB Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more detailed information about each Fund. It is incorporated by reference into this prospectus, which means that it is legally part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports discuss the Funds' holdings. The annual report describes the market conditions, economic trends and investment strategies that significantly affected the Funds' performance.

To obtain copies of the SAI, annual or semi-annual reports, or to get other information about the Funds, please write or call us at:

AB Funds
P.O. Box___
207 E. Buffalo Street, Suite ___ (for overnight deliveries)
Milwaukee, WI  53202

1-800-___-____

You can also review and copy the SAI and other information about the Funds at the SEC Public Reference Room in Washington, D.C., or download a free text-only version on the SEC's website at www.sec.gov. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. For a fee, the SEC will mail you a copy of the SAI. Send your request to: SEC Public Reference Room, Washington,D.C. 20549-6009.

SEC File No. ________

                      STATEMENT OF ADDITIONAL INFORMATION

                                    FOR THE

                                 AB FUNDS TRUST



                                 AB SELECT FUND

                                AB BALANCED FUND







     This Statement of Additional Information should be read in conjunction with the Prospectus for the AB Select Fund and the AB Balanced Fund dated ______, 1999, and is incorporated by reference in its entirety into such Prospectus. Because this Statement of Additional Information is not itself a prospectus, you should not make an investment in shares of the AB Funds based solely on the information contained herein. You may obtain copies of the Prospectus for the AB Funds without charge by calling 1-800-___-____ or by writing to AB Funds Trust, P.O. Box ____, Milwaukee, Wisconsin 53202.











       This Statement of Additional Information is dated ________, 1999.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
FUND ORGANIZATION.........................................................
INVESTMENT POLICIES AND PRACTICES.........................................
     Investment Restrictions..............................................
     Investment Strategies and Risks......................................
MANAGEMENT OF THE FUNDS...................................................
     Trustees and Officers................................................
     Control Persons and Principal Holders of Securities..................
INVESTMENT ADVISORY AND OTHER SERVICES....................................
     Investment Adviser...................................................
     Administration and Fund Accounting...................................
     Transfer Agent and Dividend-Paying Agent.............................
     Custodian............................................................
     Distributor..........................................................
     Legal Counsel........................................................
     Independent Accountants..............................................
DISTRIBUTION OF SHARES....................................................
PORTFOLIO TRANSACTIONS AND BROKERAGE......................................
CAPITAL STRUCTURE.........................................................
TAXES.....................................................................
     General..............................................................
     Original Issue Discount..............................................
     Options, Futures and Foreign Currency Forward Contracts; Straddles...
     Currency Fluctuations - "Section 988" Gains or Losses................
     Passive Foreign Investment Companies.................................
     Distributions........................................................
     Disposition of Shares................................................
     Back-up Withholding..................................................
     Other Taxation.......................................................
PURCHASE, REDEMPTION AND PRICING OF SHARES................................
     Determination of Net Asset Value.....................................
     Exchanging Shares....................................................
     Retirement Accounts..................................................
     Suspension of Redemptions............................................
     Redemptions in Kind..................................................
PERFORMANCE INFORMATION...................................................
MISCELLANEOUS.............................................................
FINANCIAL STATEMENTS......................................................
APPENDIX A (Description of Securities Ratings)............................

                                ________________

     No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

                               FUND ORGANIZATION

     AB Funds Trust is an open-end management investment company organized as a Delaware business trust on July ___, 1999 (the "Trust"). The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in series and classes. The Trust currently offers two series of shares, the Select Fund and the Balanced Fund (individually, a "Fund," or collectively, the "Funds").


                       INVESTMENT POLICIES AND PRACTICES

INVESTMENT RESTRICTIONS

     Consistent with each Fund's investment objective, each Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment limitations except with respect to a Fund's restrictions on borrowings as set forth in restriction 7 below.

     A Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

     The following are the Funds' fundamental investment restrictions. Except as otherwise noted, each Fund may not:

     1. Issue senior securities, except as permitted under the Investment Company Act; provided, however, a Fund may engage in transactions involving options, futures and options on futures contracts.

     2. Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

     3. (Does not apply to Select Fund) With respect to seventy-five percent (75%) of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than ten percent (10%) of the outstanding voting securities of any one issuer.

     4. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

     5. Act as an underwriter or distributor of securities other than shares of the Funds except to the extent that a Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that a Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.

     6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

     7. Borrow money, except that a Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings), or pledge, mortgage or hypothecate its assets, except to secure indebtedness, and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by a segregated account where appropriate. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

     8. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

     The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval.

     Each Fund may not:

     1. Purchase securities of other investment companies except to the extent permitted by the Investment Company Act and the rules and regulations thereunder.

     2. Make investments for the purpose of exercising control or management of any company except that a Fund may vote portfolio securities in the Fund's discretion.

     3. Acquire illiquid securities if, as a result of such investments, more than 15% of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities.

     4. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts and options on futures, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

     5. Purchase or sell securities on a when-issued or delayed delivery basis, if, as a result, more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

     6. Purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, except for hedging purposes; provided that no more than 5% of the Fund's net assets at the time of purchase may be invested initial margins for financial futures transactions and premiums for options, and provided further that the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

     In determining industry classifications with respect to the Funds, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

     A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of a Fund's assets.

INVESTMENT STRATEGIES AND RISKS

     The Select Fund is a non-diversified fund that seeks capital appreciation. The Balanced Fund is a diversified fund that seeks both capital appreciation and current income. The Balanced Fund emphasizes capital appreciation, but invests at least 25% of its total assets in fixed-income securities.

     The Prospectus describes each Fund's investment objective, as well as the principal investment strategies used to achieve that objective and the principal risks associated with each strategy. The following information supplements the discussion about the Funds set forth in the Prospectus under the headings "Fund Overview" and "Other Investment Practices and Risks."

     TEMPORARY DEFENSIVE MEASURES. The Funds may increase their investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its Advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

     NON-DIVERSIFICATION. The Select Fund is classified as a "non-diversified" Fund under the Investment Company Act, which means that the Fund is not limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.

     PORTFOLIO TURNOVER RATE. The Funds may engage in a high level of trading in seeking to achieve their investment objectives. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in a Fund's portfolio are replaced in a one year period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. Higher portfolio turnover rates result in correspondingly higher brokerage costs for the Funds. Although the existence of a higher portfolio turnover rate has no direct correlation to the tax liability of a Fund, sales of certain stocks will result in realized gains, and, possibly, in increased taxable distributions to shareholders.

     INITIAL PUBLIC OFFERINGS. The Funds may invest in a company's securities at the time of the company's initial public offering (IPO). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund's Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss to the Fund.

     U.S. GOVERNMENT OBLIGATIONS. The Balanced Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of the obligations purchased by the Fund, such as U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. While the obligations of many of the agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. Government. Some of the agencies are indirectly backed by their right to borrow from the U.S. Government. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. However, no assurance can be given that the U.S.

Government would provide financial support to U.S. Government-established or sponsored agencies where it is not obligated to do so by law. The U.S. Government does not guarantee the market value or current yield of these obligations, and the U.S. Government's guarantee does not extend to the Fund itself.

     FOREIGN SECURITIES. Each Fund may invest without limitation in securities of foreign issuers which are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying securities.
As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

     Investments in foreign securities involve special risks and costs in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation than securities of domestic companies.

     Changes in foreign currency exchange rates will affect the value of a Fund's portfolio securities that are denominated or quoted in currencies other than the U.S. dollar, as well as the unrealized appreciation or depreciation of such investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each of the Funds may invest in securities of companies with limited operating histories. The Funds consider these to be securities of companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Because these companies have only a limited operating history, it is more difficult for the Adviser to evaluate the company's growth prospects. As a result, the Adviser's investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with investments in smaller companies.

     SECURITIES OF SMALLER COMPANIES. Each of the Funds may invest in securities of companies with small or mid-sized market capitalizations. An investment in companies with smaller capitalizations involves greater risks than investing in larger, more established companies. Smaller company stocks may be subject to more abrupt or erratic price movements, because the stocks are traded in lower volumes in fewer markets and their issuers are more sensitive to changing conditions and have less certain growth prospects. Smaller companies in which the Funds invest may have limited product lines, markets or financial resources, or may be dependent on a small management group. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

     SPECIAL SITUATIONS. Each Fund may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situation that may significantly affect the value of their securities.
Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

     ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds is authorized to invest up to 15% of its net assets in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. A Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

     The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used. The Adviser considers such factors as (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission, including repurchase agreements maturing in more than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Funds' limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Funds may experience delays and additional cost when trying to sell illiquid securities.

     Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.

     If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

     CONVERTIBLE SECURITIES.  Each Fund may invest in convertible securities.
A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure.

     In selecting convertible securities for the Funds, the Adviser will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; the diversification of a Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

     The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

     A Fund may realize capital appreciation from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

     NON-INVESTMENT GRADE SECURITIES. Each Fund has the authority to invest in convertible debt securities that are of a quality less than investment grade (so-called "junk bonds"). The Funds have no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Funds will not invest in any securities in default at the time of purchase, and will limit their investment in non-investment grade convertible debt securities to less than 20% of their respective net assets at the time of purchase. In addition, investment grade bonds in which the Funds invest may be downgraded. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the Trustees of the Fund will consult with the Adviser to determine what action, if any, is appropriate in light of all relevant circumstances.

     Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

     Effect of Interest Rates and Economic Changes. There remains some uncertainty about the performance level of the market for lower quality securities. A prolonged recession or economic downturn could severely disrupt the market for and adversely affect the value of such securities.

     All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than are higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

     As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

     Payment Expectations. Junk bond securities typically contain redemption, call or prepayment provisions that permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

     Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's credit analysis than would be the case with investments in investment grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser continually monitors each Fund's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities, there may not be an established retail secondary market for certain of these securities. The secondary trading market is generally not as liquid as the secondary market for higher-rated securities, which may have an adverse impact on the market price of the security and may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations for certain junk bond issues may only be available from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

     In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuations and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

     ZEROS/STRIPS. The Funds may invest in zero coupon bonds or in strips. Zero coupon bonds are sold at a discount from face value and do not make regular interest payments. Such bonds pay principal and accreted discount (representing interest accrued but not paid) at maturity. "Strips" are debt securities that are stripped of their interest coupons after the securities are issued, but are otherwise comparable to zero coupon bonds. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market values of zero coupon bonds and strips generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable terms and quality.

     REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Neither Fund will enter into a repurchase agreement maturing in more than seven days if, as a result, more than 15% of the Fund's total assets would be invested in repurchase agreements and other illiquid securities.

     Securities subject to repurchase agreements are held either by the Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount at least equal to the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that a Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. The Adviser will acquire repurchase agreements in accordance with procedures established by the Trust's Board of Trustees that are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, neither Fund currently intends to purchase or sell securities on a when-issued or delayed delivery basis, if as a result, more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

     When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its Custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

     LENDING OF PORTFOLIO SECURITIES. The Funds may lend their securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

     Each Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "Investment Company Act"), or the rules and regulations or interpretations of the Securities and Exchange Commission thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

     The Funds bear risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. Neither Fund will lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

     HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, to protect against market risk due to market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the Trustees from time to time. In addition, none of the Funds is required to hedge. Decisions regarding hedging are subject to the Adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the Advisor considers pertinent. No assurance can be given that any of these instruments will be available to the Funds on a cost-effective basis, that they will be used or, if used, will achieve the intended result.

     A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

     The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

     Following is additional information concerning the futures, forwards and options which the Funds may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Funds may only write call options that are covered and only up to 25% of the Fund's total assets.

     Options. Each Fund may purchase and write (i.e. sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

     A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

     If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when
the option is sold).   If an option written by a Fund is exercised, the
proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Successful use by the Funds of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

     There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

     Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its Custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds write or sell options.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

     The Funds may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

     In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

     Where applicable, each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

     Although a Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

     The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

     Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.


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


     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

     Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.
Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions also could be impaired.

     Options On Futures Contracts. The Funds may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

     The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although a Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Funds' possible principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

     A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' Custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

     SHORT SALES. Each Fund may seek to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan.
To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.


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


     The Funds may each make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.

     Whenever a Fund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Balanced Fund may invest in certain mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Asset-backed securities are similar, except that they are backed by assets other than mortgages, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). The Fund will only invest in mortgage-backed securities that are insured or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgage-backed or asset-backed securities that are rated in the top two investment categories by a nationally recognized rating agency.

     The primary risk of any mortgage-backed or asset-backed security is the uncertainty of the timing of cash flows from the assets underlying the securities. See the subheading "Special Risks of Mortgage-Backed Securities" below for more information about prepayment and extension risks. Also, see the subheading "Asset-Backed Securities" below for more information about asset-backed securities.

     There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

     U.S. Government Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are backed by the "full faith and credit" of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of GNMA, FNMA and FHLMC guarantee timely distribution of interest to certificate holders. GNMA and FNMA also guarantee timely distribution of scheduled principal payments. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loans.


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


     Collateralized Mortgage Obligations And Multiclass Pass-Through Securities. The Balanced Fund may also invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is referred to in this section as Mortgage Assets). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U. S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund may invest in CMOs issued by private entities only if the CMOs are rated at least investment grade (at least BBB by S&P or Baa by Moody's) or, if unrated, are determined to be of comparable quality.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

     Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches may be higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

     The Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     The Fund may not invest in "stripped" mortgage-backed securities (interest-only securities or principal-only securities) or in mortgage-backed securities known as "inverse floaters."

     Adjustable Rate Mortgages. The Balanced Fund may also invest in adjustable rate mortgage securities (ARMs), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed rate mortgages since the income from rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

     Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, these securities generally are structured with one or more types of credit enhancement to make them more secure, which may be through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of those approaches. The Fund may invest in private mortgage pass-through securities only if they are rated AA/Aa (S&P/Moody's) or above.

     Special Risks Of Mortgage-Backed Securities. Mortgage-backed securities have certain different characteristics than traditional debt securities. As a result of the risks associated with these securities, the Fund could realize a loss by investing in them, regardless of their rating or their credit enhancement features.

     Among the major differences between mortgage-backed securities and traditional debt securities are that on mortgage-backed securities, interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time, usually without penalty. Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments of principal and interest, it may receive a rate of interest that is higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

     Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

     Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, during a period of declining rates, the Fund is likely to have greater amounts to reinvest as a result of prepayments and is likely to have to reinvest those amounts at lower interest rates than during a period of rising interest rates. Mortgage-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

     The Fund may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

     The Fund's investments in mortgage derivative securities also subject the Fund to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

     In addition, CMOs and other mortgage-backed securities issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the pool of securities underlying a privately issued mortgage-backed security may be subject to a guarantee. Therefore, if the collateral securing a privately issued mortgage-backed security held by the Fund, in addition to any third party credit support or guarantees, is insufficient to make payment, the Fund could sustain a loss on its investment in that security. However, as stated above, the Fund will invest in CMOs and other mortgage-backed securities issued by private entities only if they are rated AA/Aa (S&P/Moody's) or above.

     Asset-Backed Securities. The Balanced Fund may also invest in asset-backed securities. Asset-backed securities are securities that represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and are subject to many of the same risks. See the subheading "Special Risks of Mortgage-Backed Securities" above for a discussion of those risks. In addition, asset-backed securities involve certain risks that are not posed by mortgage-backed securities, since asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities. New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Fund may invest in any such instruments or variations as may be developed, to the extent consistent with its investment objective and policies and applicable legal requirements.


                            MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     As a Delaware business trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees. Information regarding the Board of Trustees and officers of the Funds, including their principal business occupations during at least the last five years, is set forth below. Each Trustee who is an "interested person," as defined in the Investment Company Act, is indicated by an asterisk. Except where otherwise indicated, each of the individuals below has served in his or her present capacity with the Trust since _____, 1999.


NAME, ADDRESS AND AGE         POSITIONS HELD WITH TRUST         PRINCIPAL OCCUPATION
---------------------         -------------------------         --------------------
Randy M. Pavlick*, age 40     President, Trustee                Mr. Pavlick is the
207 East Buffalo Street                                         Vice President of
Suite 400                                                       Sunstone Financial
Milwaukee, Wisconsin 53202                                      Group, Inc., the
                                                                administrator and
                                                                transfer agent of
                                                                the Funds.  He has
                                                                served in such
                                                                capacity since
                                                                February, 1993.
--------------------------------------------------------------------------------
Lesli H. McLinden*, age 37    Secretary, Treasurer, Trustee     Ms. McLinden joined
207 East Buffalo Street                                         Sunstone Financial
Suite 400                                                       Group, Inc. as
Milwaukee, Wisconsin 53202                                      associate counsel in
                                                                1998.  Prior to that
                                                                time, she was a
                                                                shareholder with the
                                                                law firm of Davis &
                                                                Kuelthau, S.C
--------------------------------------------------------------------------------
To Be Determined +
--------------------------------------------------------------------------------
To Be Determined +
--------------------------------------------------------------------------------

+ These trustees will be elected in accordance with the requirements of the Investment Company Act to serve as "non-interested" trustees on behalf of the AB Funds Trust. The selection of the non-interested trustees will be completed prior to the filing of the Registrant's Pre-Effective Amendment.

     The Trustees of the Trust who are officers of the Adviser receive no remuneration from the Funds. Each of the other Trustees will be paid an annual retainer of $____, fee of $____, and will be reimbursed for the expenses of attending meetings. These fees and expenses will be paid equally by each of the AB Funds.


                             COMPENSATION TABLE (a)


                AGGREGATE COMPENSATION FROM      TOTAL COMPENSATION FROM TRUST
NAME OF PERSON             TRUST                        PAID TO TRUSTEES
--------------             -----                        ----------------
                             $____                            $____
                             $____                            $____
                             $____                            $____


(a) The information provided in the above table is based on an estimate of payments to be made for the Funds' first fiscal year ended ________, 2000. The Trust has not adopted any pension or retirement plans for the officers or Trustees of the Trust. Therefore, there have been no benefits accrued as part of Trust expenses nor are there estimated currently any annual benefits upon retirement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of September ____, 1999, _____________ owned all of the outstanding shares of each of the Funds. It is contemplated that soon after the initial public offering of shares of each Fund, ________'s ownership of the shares of each Fund will represent less than 25% of each Fund's outstanding shares.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER. The investment adviser to the Funds is __________ (the "Adviser"). The Adviser was organized as a _________ on _______, 1999. ____________ is the founder and President of the Adviser and owns ____% of the outstanding common stock of the Adviser. As such, he controls the Adviser. Pursuant to Investment Advisory Agreements entered into between the Trust on behalf of each of the Funds and the Adviser (the "Investment Advisory Agreements"), the Adviser provides continuous investment advisory services to the Funds. The Adviser also provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties.

     The Advisory Agreements are dated ________, 1999. The Investment Advisory Agreements have an initial term of two years and thereafter are required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the respective Fund's outstanding voting securities (as defined in the Investment Company Act). Each annual renewal must also be approved by the vote of a majority of the respective Fund's Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement was approved by the vote of a majority of the Trustees who are not parties to the respective Investment Advisory Agreement or interested persons of any such party on _____, 1999 and by the initial shareholder of each Fund on ________, 1999. The Investment Advisory Agreements are terminable without penalty with respect to a Fund, on 60 days' written notice by the Trustees, by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of their assignment.

     As compensation for its services, each Fund pays to the Adviser an advisory fee at the annual rate of ___% of its average daily net assets. The advisory fee is accrued daily and paid monthly.

     For the fiscal year ending __________, 2000, the Adviser has agreed to waive its management fees and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the total annual operating expenses for each Fund will not exceed ___% of its average daily net assets. After such time, the Adviser may from time to time voluntarily waive all or a portion of its management fee. Unless extended by the Adviser, after ______, 2000, the waiver may be terminated at any time in the Adviser's discretion.
Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to each Fund by reducing the Adviser's fee, subject to later adjustment, month by month, for the remainder of each Fund's fiscal year. The Adviser may from time to time voluntarily absorb expenses for one or both Funds in addition to the reimbursement of expenses in excess of the foregoing.

     Each Investment Advisory Agreement provides that the Adviser shall not be liable to the respective Fund or its shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreements also provide that nothing therein shall limit the freedom of the Adviser and its affiliates to render investment supervisory and corporate administrative services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.

     Each Investment Advisory Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of a Fund within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Adviser even if such practice may require the Adviser to waive, reduce or absorb current Fund expenses. Any such management fee or expense reimbursement will be accounted for on the financial statement of each Fund as a contingent liability of the Fund until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that a Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

     In the Investment Advisory Agreements, the Adviser agrees that the name "______" may be used in connection with the Funds' business on a royalty-free basis. The Adviser has reserved the right to grant the non-exclusive right to use the name "_______" to any other person. The Investment Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust on behalf of each Fund will cease using the name "______."

     ADMINISTRATION AND FUND ACCOUNTING. Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 ("Sunstone") has agreed to provide various administrative and fund accounting services to the Funds under an Administration and Fund Accounting Agreement dated _____, 1999 (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating daily net asset values for each Fund; overseeing the Funds' Custodian; assist in preparing and filing all federal income and excise tax filings (other than those to be made by the Funds' Custodian); overseeing the Funds' fidelity insurance relationships; participating in the preparation of the Funds' registration statement; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds' investment policies and restrictions and generally assisting the Funds' administrative operations.

     Sunstone, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement will remain in effect until _____ (the "Initial Term") and thereafter for successive annual periods. After the Initial Term, the Administration Agreement may be terminated on not less than 60 days' notice, without the payment of any penalty, by the Board of Trustees of the Trust or by Sunstone. Under the Administration Agreement, Sunstone is not liable for any loss suffered by the Funds or their shareholders in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sunstone in the performance of its duties or reckless disregard of its obligations and duties. The Administration Agreement also provides that Sunstone may provide similar services to others, including other investment companies.

     For the foregoing, Sunstone receives a fee on the value of each Fund computed daily and payable monthly, at the annual rate of ____ percent (0.__%) on the first $___ million of the average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $_______ per Fund, plus out-of-pocket expenses.

     TRANSFER AGENT AND DIVIDEND-PAYING AGENT. Sunstone also acts as the Funds' transfer agent and dividend-paying agent. As such, Sunstone processes purchase and redemption requests for the securities of each Fund, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders.
For these services, each Fund pays Sunstone a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee per Fund. Sunstone does not exercise any supervisory functions over the management of the Funds or the purchase and sale of Fund securities.

     From time to time, the Trust, on behalf of one or both of the Funds, either directly or indirectly through arrangements with the Adviser, the Distributor (as hereinafter defined) or Sunstone, in its capacity as transfer agent, may pay amounts to third parties that provide transfer agent-type services and other administrative services relating to the Funds to persons who have a beneficial interest in the Funds, such as 401(k) plan participants. These services may include, among other things, sub-accounting services, transfer agent type activities, answering Fund-related inquiries, transmitting proxy statements, annual reports, updated prospectuses and other communications regarding the Funds and other related services as the Funds may request.

     CUSTODIAN. _______ serves as the Custodian for the Funds. Under the terms of the agreement, __________ is responsible for the receipt and delivery of each Fund's securities and cash. The Custodian does not exercise any supervisory functions over the management of the Funds or the purchase and sale of securities.

     DISTRIBUTOR. Under a distribution agreement dated ______, 1999, Sunstone Distribution Services, LLC, 207 East Buffalo Street, Suite ___, Milwaukee, Wisconsin 53202 (the "Distributor") acts as principal underwriter for each Fund and acts as exclusive agent for the Funds in selling their shares to the public. The Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of
shares of the Funds.   For marketing and distribution services provided, the
Funds pay the Distributor compensation at the annual rate of ___% of each Fund's average daily net assets.

     LEGAL COUNSEL. Stradley, Ronon, Stevens & Young, LLP, with offices at 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Funds.

     INDEPENDENT ACCOUNTANTS. ___________ are the independent accountants for the Funds. They are responsible for performing an audit of each Fund's year-end financial statements as well as providing accounting and tax advice to the management of the Funds.

                             DISTRIBUTION OF SHARES

     The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets, for each Fund's Class A shares, and up to 0.75% of a Fund's average daily net assets, for each Fund's Class C shares. Payments may be made by each Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Trustees. Such activities include advertising, shareholder account servicing, compensation to the Distributor, production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one that a Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations. The Plan provides for compensation to the Distributor regardless of the expenses incurred by the Distributor.

     The Plan was adopted in anticipation that the Funds will benefit from the Plan through increased sales of shares of each Fund, thereby reducing each Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Trustees of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees") or by a vote of a majority of the Trust's outstanding shares. Any change in the Plan that would materially increase the distribution expenses of the Funds provided for in the Plan requires approval of the shareholders and the Board of Trustees, including the Rule 12b-1 Trustees.

     While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Funds will be committed to the discretion of the Trustees of the Funds who are not interested persons of the Funds. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Trust. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees. As of _________, 1999, no payments had been made under the Plan.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for each Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Trust's Board of Trustees. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser.

     The Adviser will place orders pursuant to its investment determination for the Funds either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best effort to seek on behalf of a Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly.

     In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. While the Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Adviser has to the Funds. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, or any affiliated person of either the Trust or the Adviser, acting as principal in the transaction, except to the extent permitted by the Securities and Exchange Commission through rules, regulations, decisions and no-action letters.

     The Adviser may retain advisory clients in addition to the Funds and place portfolio transactions for these accounts. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds. In the opinion of the Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Funds) to be managed by the Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Funds will not, in the opinion of the Adviser, be disproportionate to the benefits to be received by the Funds on a continuing basis.

     The Adviser intends to seek to allocate portfolio transactions equitably among its accounts whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations between a Fund and other advisory accounts, if any, the main factors to be considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

     On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts managed by it, the Investment Advisory Agreement provides that the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Fund with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Funds or the amount of the securities that are able to be sold for the Funds.

                               CAPITAL STRUCTURE

     The Trust is an open-end management investment company organized as a Delaware business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in one or more series and classes. Each Fund is currently authorized to offer two classes of shares. Each class of shares of the Funds has equal voting, dividend, distribution and liquidation rights; however, share classes may have different sales charges and other expenses, which will affect their performance.

     Shares of the Trust have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. The Trust's shares will be fully paid and non-assessable when issued for payment as described in the Prospectus. Shareholders have the right to redeem their shares at any time, subject to any rights a Fund may have to suspend redemptions under the Investment Company Act.

     Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will generally vote in the aggregate and not by Fund or class. Under certain circumstances, the Investment Company Act or applicable Delaware law may require that the shareholders of a particular Fund or class be permitted to vote on matters affecting that Fund or class.

     Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Funds. Under Rule 18f-2, the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to particular Funds.

     Notwithstanding any provision of Delaware law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Funds outstanding (or of a class or series of the Funds, as applicable) will be effective, except to the extent otherwise required by the Investment Company Act and rules thereunder. In addition, the Declaration of Trust provides that, to the extent consistent with Delaware law and other applicable law, the By-Laws may include further provisions relating to shareholders' votes and related matters.

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


     As a business trust, the Trust is not required to hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act.


                                     TAXES

     GENERAL. Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. To so qualify, each Fund must meet the following requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

     As a RIC, a Fund generally will not be subject to U.S. Federal income tax on income and gains that it distributes to shareholders, if at least 90% of each Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

     If a Fund fails to qualify for treatment as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund that did not qualify for treatment as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

     ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year is generally treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount of such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

     OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS; STRADDLES. A Fund's transactions in foreign currencies, forward contracts, options and futures contact (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amount necessary to satisfy its distribution requirements for relief from income and excise taxes. Each Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts, or hedged investments. The Funds' status as regulated investment companies may limit their transactions involving foreign currency, futures, options, and forward contracts.

     Certain option transactions have special tax results for the Funds. Expiration of a call option written by a Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

     If a Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Code, or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

     In the case of transactions involving "nonequity options," as defined in and subject to the rules of Code Section 1256, the Funds will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" subject to the rules of Code Section 1256 includes options involving stock indexes such as the Standard & Poor's 500 and 100 indexes.

     Certain transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transaction closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

     CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. federal income tax purposes. Some of a Fund's investments will be maintained and income therefrom calculated by reference to certain foreign currencies, and such calculations will not necessarily correspond to the Fund's distributable income and capital gains for U.S. federal income tax purposes as a result of fluctuations in currency exchange rates. Furthermore, exchange control regulations may restrict the ability of a Fund to repatriate investment income or the proceeds of sales of securities. These restrictions and limitations may limit a Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement for qualification as a regulated investment company. Even if a Fund so qualified, these restrictions could inhibit its ability to distribute all of its income in order to be fully relieved of tax liability.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables (including dividends) or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of the acquisition of the security or other instrument and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, increase or decrease the amount of the Funds' investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, or, in some cases, as capital gain, rather than as an ordinary dividend.

     PASSIVE FOREIGN INVESTMENT COMPANIES. Each Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half if its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of the PFIC in a five year period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

     DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends pay by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by a Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable to shareholders at the applicable long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held a Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annual as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     If the net asset value of shares is reduced below a shareholder's cost as the result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

     Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

     DISPOSITION OF SHARES. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss that will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

     BACKUP WITHHOLDING. The Funds will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Funds' shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of a Fund's shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with a Form W-9 to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, that shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

     OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not address all of the tax consequences applicable to the Funds or shareholders, and shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

     DETERMINATION OF NET ASSET VALUE. As set forth in the Prospectus, the net asset value of the Funds will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

     In connection with the determination of the Funds' net asset values, securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Options written or purchased by the Funds are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds' Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Trust's Board of Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the supervision of the Trust's Board of Trustees.

     Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times.
Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Trustees.

     For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars furnished by a pricing service approved by the Trustees.

     A Fund's net asset value per share will be calculated separately from the per share net asset value of the other fund of the Trust. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the particular Fund together will all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series. Each Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust's funds. Subject to the provisions of the Trust's Declaration of Trust, determinations by the Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

     EXCHANGING SHARES. Shares of the Funds may be exchanged for shares of the Northern Money Market Fund as provided in the Prospectus. Sunstone, the Funds' administrator and transfer agent, receives a service fee from the Northern Money Market Fund at the annual rate of 0.25 of 1% of the average daily net asset value of the shares of the Fund exchanged into the Northern Money Market Fund pursuant to the expanded exchange privilege offered by the Trust.

     RETIREMENT ACCOUNTS. The Funds offer several retirement account options to shareholders. Qualifying shareholders may establish the following tax deferred retirement accounts: traditional IRA, spousal IRA, SEP IRA and Roth IRA. The shareholder's employer must establish a plan before the shareholder opens a SEP account.

     A description of accounts currently offered, applicable service fees and certain limitations on account contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-800-___-____. The IRA documents contain a disclosure statement that the IRS requires to be furnished to individuals who are adopting the IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Funds be consistent with the participant's retirement objectives. Premature withdrawals from a retirement account will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement accounts is recommended.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Funds, under the following conditions authorized by the Investment Company Act: (1) for any period during which the New York Stock Exchange is closed, other than customary weekend or holiday closings, or during which trading on the Exchange is restricted; (2) for any period during which an emergency exists as the result of which the disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

     REDEMPTIONS IN KIND. It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for a Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of a Fund. However, the Funds are obligated under the Investment Company Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

                            PERFORMANCE INFORMATION

     From time to time, the Funds may advertise their "average annual total return" over various periods of time. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. A shareholder's investment in a Fund and its return are not guaranteed and will fluctuate according to market conditions. When considering "average" annual total return figures for periods longer than one year, shareholders should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in a Fund for a specific period (again reflecting changes in a Fund's share price and assuming reinvestment of dividends and distributions).

     To facilitate the comparability of historical performance data from one mutual fund to another, the Securities and Exchange Commission has developed guidelines for the calculation of average annual total return. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

     P(1 + T)N = ERV

     Where:   T= average annual total return.

     ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

     P =     hypothetical initial payment of $1,000.

     N =     period covered by the computation, expressed in terms of years.


     Total return performance for a specific period is calculated by first taking an investment ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return which represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

     The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     The Funds' performance figures will be based upon historical results and will not necessarily be indicative of future performance. The Funds' returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce a Fund's returns.

     From time to time, in marketing and other literature, the Funds' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return.

Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of or selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     The Funds may compare their performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks and the Nasdaq Over-the-Counter Composite Index. There are differences and similarities between the investments that the Funds may purchase for their respective portfolios and the investments measured by these indices.

     Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than
1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares a Fund to other AB Funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.


                                 MISCELLANEOUS

     The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Commission under the Securities Act with respect to the securities offered by the Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of

Additional Information, pursuant to the rules and regulations of the Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Commission in Washington, D.C.

     Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

   The following financial statement has been audited and is attached hereto:

   1.    Report of Independent Accountant
   2.    Statement of Assets and Liabilities
   3.    Notes to Financial Statements

                                  (Firm Name)


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholder and Board of Trustees of AB Funds Trust

We have audited the statements of assets and liabilities of the AB Funds Trust, a Delaware business trust (the "Trust"), as of September ___, 1999. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based upon our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the net assets of the Trust as of September ____, 1999 in conformity with generally accepted accounting principles.


                                                   (FIRM NAME)


                                                    Rpt of Independent
                                                    Accountants

Milwaukee, Wisconsin
September ____, 1999

                                 AB FUNDS TRUST

                      STATEMENT OF ASSETS AND LIABILITIES

                              SEPTEMBER ___, 1999


                                     ASSETS

                                                   SELECT FUND    BALANCED FUND
                                                   -----------    -------------
          Cash ...................................    $______          $______
          Prepaid initial registration expenses ..    $______          $______
          TOTAL ASSETS ...........................    $______          $______

                           LIABILITIES AND NET ASSETS


          Payable to Advisor .....................    $______          $______
          TOTAL LIABILITIES ......................    $______          $______

          NET ASSETS .............................    $______          $______
          Total Liabilities and Net Assets .......    $______          $______

          NET ASSETS CONSIST OF:
          Shares of beneficial interest; unlimited
          authorized shares ......................     ______           ______

          Net asset value, redemption price and
          offering price per share ...............     $10.00           $10.00
                                                       ======







         _________________________________
         The accompanying notes to the Statement of Assets and Liabilities are an integral part of this statement.

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                              SEPTEMBER ___, 1999

Note 1-Organization and Registration

AB Funds Trust (the "Company") was established on July ___, 1999, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company currently offers two investment portfolios, the Select and Balanced Funds (the "Funds"). The Funds have had no operations other than those relating to organizational matters, including the sale of _____ shares of beneficial interest of the Funds to capitalize the Funds ("Original Shares"), which were sold to _______on ____________ for cash in the amount of $100,000.

Initial registration expenses of $_________ will be amortized over one year.

Note 2-Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

     a. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

     b. Federal Income Taxes

     The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

Note 3-Investment Advisory and Other Agreements

AB Advisers serves as the Funds' investment adviser. As compensation for its services to the Funds, the Adviser receives an investment advisory fee at an annual rate of ____% of the average daily net assets of each Fund which is accrued daily and paid monthly. The Adviser is entitled to recoup amounts waived or reimbursed for a period of up to three years from the date such amounts were reimbursed or waived.

The Funds have entered into an administration and fund accounting agreement and transfer agent agreement with Sunstone Financial Group, Inc. The administrative services agreement provides for an annual fee of ____% which decreases as the assets of the Funds reach certain levels, subject to a minimum annual fee of $______, plus out-of-pocket expenses. The transfer agent agreement provides for an annual base fee per shareholder account, with a minimum annual fee of $______. The transfer agent is also paid certain fees related to set-up costs, processing and out-of-pocket expenses.

The Funds have entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"). Under the Distribution Agreement, the Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith.

Certain officers and directors of __________________ are also officers and directors of the Funds.

Note 4-Capital Stock

The Company is authorized to issue an unlimited number of shares with no par value. A total of _____ shares were initially sold to _________ to capitalize the Funds.

                                   APPENDIX A

Commercial Paper Ratings

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Funds may invest:

     "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

     "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper in which the Funds may invest:

     "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper in which the Funds may invest:

     "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
     "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding need may enlarge total financing requirements, access to capital markets is good.

     Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Funds may invest:

     "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure. The following summarizes the ratings used by Thomson BankWatch in which the Funds may invest:

     "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Funds may invest:

     "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

     "A2" - Obligations are supported by a good capacity for timely repayment.

Corporate Long-Term Debt Ratings

STANDARD & POOR'S DEBT RATINGS

     A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2.   Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

     AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

     B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

     CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

     CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

     C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

     D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

     Aaa - Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in deterring the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


     AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+.'

     A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

     BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.


     CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C       Bonds are in imminent default in payment of interest or principal.

     DDD, DD
     and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.


DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

     These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

     The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING SCALE  DEFINITION
-------------------------------------------------------------------------------
AAA           Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
-------------------------------------------------------------------------------
AA+           High credit quality.  Protection factors are strong.  Risk is
AA            modest, but may vary slightly from time to time because of
AA-           economic conditions.
-------------------------------------------------------------------------------
A+            Protection factors are average but adequate.  However, risk
A             factors are more variable and greater in periods of economic
A-            uncertainty.
===============================================================================
BBB+          Below average protection factors but still considered sufficient
BBB           for prudent investment.  Considerable variability in risk during
BBB-          economic cycles.
-------------------------------------------------------------------------------
BB+           Below investment grade but deemed likely to meet obligations
BB            when due.  Present or prospective financial protection factors
BB-           fluctuate according to industry conditions or company fortunes.
              Overall quality may move up or down frequently within this category.
-------------------------------------------------------------------------------
B+            Below investment grade and possessing risk that obligations will
B             not be met when due.  Financial protection factors will fluctuate
B-            widely according to economic cycles.
-------------------------------------------------------------------------------
CCC           Well below investment grade securities.  Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

===============================================================================
DD            Default debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.
DP            Preferred stock with dividend arrearages.
-------------------------------------------------------------------------------

                                     PART C
                               OTHER INFORMATION

ITEM 23.EXHIBITS
        --------

EXHIBIT NO.     EXHIBIT
-----------     -------


   (a)          Declaration of Trust of AB Funds Trust dated July ___, 1999

   (b)          Registrant's By-Laws

   (c)          None

   (d) (1) Investment Advisory Agreement between AB Funds Trust on behalf of the Select Fund and _________________, dated _______, 1999*

                (2) Investment Advisory Agreement between AB Funds Trust on behalf of the Balanced Fund and _________________, dated _______, 1999*

   (e) Distribution Agreement between AB Funds Trust and Sunstone Distribution Services, LLC dated _______, 1999*

   (f)          None

   (g) Custodian Agreement between AB Funds Trust and ______________ dated __________, 1999*

   (h) (1) Administration and Fund Accounting Agreement between AB Funds Trust and Sunstone Financial Group, Inc. dated _______, 1999*

                (2) Transfer Agency Agreement between AB Funds Trust and Sunstone Financial Group, Inc. dated _____, 1999*

   (i)          Opinion of Stradley, Ronon, Stevens & Young, LLP*

   (j)          Consent of Independent Accountants*

   (k)          None

   (l)          Initial Capital Agreement*

   (m)          Distribution Plan and form of dealer agreement*

   (n)          Rule 18f-3 Plan*

*To be filed by amendment

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant neither controls any person nor is under common control with any other person.

ITEM 25. INDEMNIFICATION

Article VII, Section 2 of the Registrant's Declaration of Trust provides that, to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, the adviser or principal underwriter of the Registrant; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Registrant, out of its property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Registrant whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in Article VII, Section 2 shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Section ____ of the Distribution Agreement between the Registrant and Sunstone Distribution Services, LLC provides for indemnification of Sunstone Distribution Services, LLC, an affiliate of Sunstone, in connection with certain claims and liabilities to which Sunstone Distribution Services, LLC, in its capacity as the Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated by reference herein as Exhibit (e).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issues.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Adviser serves as the investment adviser for the Registrant. The business and other connections of the Adviser are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of the Adviser as currently filed with the SEC which is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) Sunstone Distribution Services, LLC currently serves as the distributor of the shares of Northern Funds, First Omaha Funds, Inc., The Marsico Investment Fund, Green Century Funds, The Haven Funds, JohnsonFamily Funds, and La Crosse Funds.

  (b) The principal business address of Sunstone Distribution Services, LLC, the Registrant's distributor, is 207 East Buffalo Street, Suite 315, Milwaukee, Wisconsin 53202. To the best of the Registrant's knowledge, the following are the members and officers of Sunstone Distribution Services, LLC:


                        POSITIONS AND OFFICES WITH            POSITIONS AND OFFICES
      NAME                    UNDERWRITER                        WITH REGISTRANT
-----------------       ---------------------------------     -------------------------
Miriam M. Allison       President, Treasurer, Member          None

Daniel S. Allison       Secretary and Member                  None

Therese A. Ladwig       Vice President                        None

Peter Hammond           Vice President                        None

     (c)  None

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules promulgated thereunder, are in the possession of the Registrant, located at ___________, other than records held and maintained by (i) _____, the Registrant's custodian, located at ________; (ii) Sunstone Financial Group, Inc., the Trust's administrator and fund accountant, transfer agent and dividend-paying agent and Sunstone Distribution Services, LLC, the Registrant's distributor, each of which is located at 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES

All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30. UNDERTAKINGS

(a) The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge, in the event that the information called for by Item 5A of Form N-1A has been presented in the Registrant's latest annual report to shareholders.

(b) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of
     Section 16(c) of the Investment Company Act.

                                   SIGNATURES

     Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Milwaukee, and the State of Wisconsin on the 21st day of July, 1999.


                                         AB FUNDS TRUST,
                                         a Delaware business trust

                                         By: /s/ Randy M. Pavlick
                                         ---------------------------------
                                         Title:  President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


  SIGNATURE                                     TITLE                 DATE
-----------                          ---------------------------  -------------

/s/ Randy M. Pavlick                 Trustee; President;          July 21, 1999
----------------------------         Principal Executive
Randy M. Pavlick                     Officer

/s/ Lesli H. McLinden                Trustee; Treasurer and       July 21, 1999
----------------------------         Secretary; Principal
Lesli H. McLinden                    Financial and Accounting
                                     Officer